THE TEBERG FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 7.4%
	INSURANCE - 7.4%
5	Berkshire Hathaway, Inc., Class A(a)	$ 2,589,050
	TOTAL COMMON STOCKS (Cost $594,820)

	EXCHANGE-TRADED FUNDS — 89.4%
	EQUITY - 89.4%
37,625	Financial Select Sector SPDR Fund	1,268,339
17,400	Invesco QQQ Trust Series 1	6,427,908
22,549	iShares Core S&P Small-Cap ETF	2,247,008
8,674	iShares Russell 2000 ETF	1,624,380
7,850	iShares Semiconductor ETF	3,981,991
11,400	SPDR Dow Jones Industrial Average ETF Trust	3,919,890
9,800	SPDR S&P 500 ETF Trust	4,344,144
750	SPDR S&P MidCap 400 ETF Trust	359,183
45,000	VanEck Semiconductor ETF	6,851,249
	TOTAL EXCHANGE-TRADED FUNDS (Cost $13,069,563)	31,024,092

	OPEN END FUNDS — 3.1%
	EQUITY - 2.7%
19,412	Fidelity Low-Priced Stock Fund	933,309

	FIXED INCOME - 0.4%
55,097	Franklin Income Fund Advisor Class	124,521
43	John Hancock High Yield Fund Class I	126
121	PIMCO High Yield Fund Institutional Class	927
		125,574

	TOTAL OPEN END FUNDS (Cost $933,436)	1,058,883

THE TEBERG FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
SHORT-TERM INVESTMENTS — 0.1%
MONEY MARKET FUNDS - 0.1%
33,885	STIT - Government & Agency Portfolio, Institutional Class, 5.05% (Cost $33,885)(b)	$ 33,885

	TOTAL INVESTMENTS - 100.0% (Cost $14,631,704)	$ 34,705,910
	LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%	(8,854)
	NET ASSETS - 100.0%	$ 34,697,056

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2023.